                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                   Certified Shareholder Report of Registered
                         Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                          (412) 288-1900 (Registrant's
                                Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/05
                                    --------

               Date of Reporting Period: Six months ended 5/31/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	5/31/2005		11/30/2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$18.38		$17.38		$17.32
Income From Investment Operations:
Net investment income	0.14		0.36		0.02
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.18		1.01		0.11
TOTAL FROM INVESTMENT OPERATIONS	0.32		1.37		0.13
Less Distributions:
Distributions from net investment income	(0.13)		(0.37)		(0.07)
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--
TOTAL DISTRIBUTIONS	(0.13)		(0.37)		(0.07)
Net Asset Value, End of Period	$18.57		$18.38		$17.38
Total Return [2]	1.74	% [3]	7.89%		0.75%

Ratios to Average Net Assets:
Expenses	1.24	% [4,5]	1.29	% [5]	1.26	% [4,5]
Net investment income	1.50	% [4]	1.72%		1.64	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.01%		0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$230,150		$237,428		$226,701
Portfolio turnover	17%		47%		1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.)

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003		2002		2001		2000
$15.61		$17.22		$18.78		$18.71

0.31		0.39		0.48		0.55
1.71		(1.62)		(1.04)		0.48
2.02		(1.23)		(0.56)		1.03

(0.31)		(0.38)		(0.53)		(0.54)
--		--		(0.47)		(0.42)
(0.31)		(0.38)		(1.00)		(0.96)
$17.32		$15.61		$17.22		$18.78
13.08%		(7.32)%		(3.12)%		5.79%

1.31	% [5]	1.26	% [5]	1.31%		1.29%
1.89%		2.32%		2.64%		2.98%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$224,461		$184,294		$175,854		$177,236
74%		54%		28%		26

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	5/31/2005		11/30/2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$18.36		$17.36		$17.28
Income From Investment Operations:
Net investment income	0.07		0.23		0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.18		1.00		0.11
TOTAL FROM INVESTMENT OPERATIONS	0.25		1.23		0.12
Less Distributions:
Distributions from net investment income	(0.06)		(0.23)		(0.04)
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--
TOTAL DISTRIBUTIONS	(0.06)		(0.23)		(0.04)
Net Asset Value, End of Period	$18.55		$18.36		$17.36
Total Return [2]	1.35	% [3]	7.08%		0.68%

Ratios to Average Net Assets:
Expenses	1.99	% [4,5]	2.04	% [5]	2.01	% [4,5]
Net investment income	0.75	% [4]	0.97%		0.89	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.01%		0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,854		$73,911		$72,412
Portfolio turnover	17%		47%		1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.)

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003		2002		2001		2000
$15.58		$17.19		$18.75		$18.68

0.19		0.26		0.35		0.41
1.70		(1.62)		(1.05)		0.49
1.89		(1.36)		(0.70)		0.90

(0.19)		(0.25)		(0.39)		(0.41)
--		--		(0.47)		(0.42)
(0.19)		(0.25)		(0.86)		(0.83)
$17.28		$15.58		$17.19		$18.75
12.22%		(8.02)%		(3.85)%		5.02%

2.06	% [5]	2.01	% [5]	2.06%		2.04%
1.14%		1.57%		1.89%		2.26%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$71,836		$59,165		$60,058		$48,898
74%		54%		28%		26%

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	5/31/2005		11/30/2004		11/30/2003
Net Asset Value, Beginning of Period	$18.31		$17.32		$17.24
Income From Investment Operations:
Net investment income	0.07		0.23		0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.19		1.00		0.11
TOTAL FROM INVESTMENT OPERATIONS	0.26		1.23		0.12
Less Distributions:
Distributions from net investment income	(0.06)		(0.24)		(0.04)
Distributions from net realized gain on investments, foreign currency transactions, and futures contracts	--		--		--
TOTAL DISTRIBUTIONS	(0.06)		(0.24)		(0.04)
Net Asset Value, End of Period	$18.51		$18.31		$17.32
Total Return [2]	1.43	% [3]	7.09%		0.68%

Ratios to Average Net Assets:
Expenses	1.96	% [4,5]	2.02	% [5]	2.01	% [4,5]
Net investment income	0.78	% [4]	0.99%		0.89	% [4]
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.01%		0.01	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,160		$26,704		$27,853
Portfolio turnover	17%		47%		1%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return. (See Notes to Financial Statements, Note 5.)

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2003		2002		2001		2000
$15.54		$17.15		$18.70		$18.63

0.19		0.26		0.35		0.41
1.70		(1.62)		(1.04)		0.49
1.89		(1.36)		(0.69)		0.90

(0.19)		(0.25)		(0.39)		(0.41)
--		--		(0.47)		(0.42)
(0.19)		(0.25)		(0.86)		(0.83)
$17.24		$15.54		$17.15		$18.70
12.25%		(8.03)%		(3.81)%		5.04%

2.04	% [5]	2.01	% [5]	2.06%		2.04%
1.16%		1.57%		1.89%		2.26%
0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$27,731		$22,567		$24,032		$21,909
74%		54%		28%		26%

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2005		Year Ended 11/30/2004		Period Ended 11/30/2003	[1]	Period Ended 10/31/2003	[2]
Net Asset Value, Beginning of Period	$18.40		$17.38		$17.32		$15.61
Income From Investment Operations:
Net investment income	0.10		0.29		0.01		0.10
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.18		1.03		0.10		1.71
TOTAL FROM INVESTMENT OPERATIONS	0.28		1.32		0.11		1.81
Less Distributions:
Distributions from net investment income	(0.09)		(0.30)		(0.05)		(0.10)
Net Asset Value, End of Period	$18.59		$18.40		$17.38		$17.32
Total Return [3]	1.51	% [4]	7.64%		0.64%		11.64%

Ratios to Average Net Assets:
Expenses	1.69	% [5,6]	1.74	% [6]	1.78	% ,5,6	1.81	% [5,6]
Net investment income	1.07	% [5]	2.52%		1.14	% [5]	1.39	% [5]
Expense waiver/reimbursement [7]	0.00	% [5,8]	0.01%		0.01	% [5]	0.00	% [5,8]
Supplemental Data:
Net assets, end of period (000 omitted)	$381		$65		$0	[9]	$0	[9]
Portfolio turnover	17%		47%		1%		74%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.)

5 Computed on an annualized basis.

6 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expenses ratios was less than 0.01% for the six months ended May 31, 2005, the year ended November 30, 2004 and the periods ended November 30, 2003 and October 31, 2003, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,017.40	$ 6.24
Class B Shares	$1,000	$1,013.50	$ 9.99
Class C Shares	$1,000	$1,014.30	$ 9.84
Class K Shares	$1,000	$1,015.10	$ 8.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$ 6.24
Class B Shares	$1,000	$1,015.01	$ 10.00
Class C Shares	$1,000	$1,015.16	$ 9.85
Class K Shares	$1,000	$1,016.50	$ 8.50

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.96%
Class K Shares	1.69%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity	68.5%
Corporate Debt Securities	10.7%
Mortgage-Backed Securities	8.1%
U.S. Treasury and Agency Securities	6.5%
International Equity	0.7%
Foreign Debt Securities	1.1%
Asset-Backed Securities	0.1%
Cash Equivalents [2]	6.5%
Other Assets and Liabilities--Net	(2.2)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and other assets and liabilities owned by the affiliated investment company.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

At May 31, 2005, the Fund's credit-quality ratings composition 3 for its fixed-income securities was as follows:

S&P Long-Term Ratings as Percentage of Fixed-Income Securities		Moody's Long-Term Ratings as Percentage of Fixed-Income Securities
AAA	57.9%	Aaa	58.2%
AA	1.8%	Aa	3.2%
A	9.9%	A	9.1%
BBB	14.1%	Baa	14.8%
BB	9.2%	Ba	5.3%
B	4.4%	B	4.8%
CCC	1.0%	Caa	1.5%
CC	0.0%	Ca	0.1%
C	0.0%	C	0.0%
Not Rated by S&P	1.7%	Not Rated by Moody's	3.0%
TOTAL	100.0%	TOTAL	100.0%

At May 31, 2005, the Fund's sector composition 4 for its equity securities was as follows:

Sector	Percentage of Equity Securities
Financials	19.4%
Information Technology	19.3%
Consumer Discretionary	13.7%
Healthcare	11.5%
Consumer Staples	11.4%
Industrials	9.8%
Energy	8.1%
Telecommunication Services	3.9%
Materials	2.0%
Utilities	0.9%
TOTAL	100.0%

3 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's fixed-income securities, less than 0.01% do not have long-term ratings by either of these NRSROs. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value
		STOCKS--68.5%
		COMMON STOCKS--68.5%
		Consumer Discretionary--9.4%
62,600		Clear Channel Communications, Inc.	$1,829,798
76,500	[1]	Comcast Corp., Special Class A	2,420,460
56,900		Gap (The), Inc.	1,194,900
29,100		Hasbro, Inc.	587,238
89,500		Home Depot, Inc.	3,521,825
95,300	[1]	Interpublic Group Cos., Inc.	1,176,002
35,300		Johnson Controls, Inc.	2,000,098
93,000		McDonald's Corp.	2,877,420
26,500		Nike, Inc., Class B	2,178,300
22,200		Omnicom Group, Inc.	1,817,958
59,000		Target Corp.	3,168,300
102,700	[1]	Time Warner, Inc.	1,786,980
83,900		Viacom, Inc., Class B	2,876,931
126,900		Walt Disney Co.	3,482,136
		TOTAL	30,918,346
		Consumer Staples--7.8%
88,000		Altria Group, Inc.	5,908,320
73,500		Coca-Cola Co.	3,280,305
81,750		Gillette Co.	4,311,495
148,400	[1]	Kroger Co.	2,488,668
58,500		PepsiCo, Inc.	3,293,550
34,600		Procter & Gamble Co.	1,908,190
95,600		Wal-Mart Stores, Inc.	4,515,188
		TOTAL	25,705,716
		Energy--5.6%
48,400		ChevronTexaco Corp.	2,602,952
22,300		ConocoPhillips	2,404,832
181,400		Exxon Mobil Corp.	10,194,680
27,800		Halliburton Co.	1,188,172
37,700	[1]	Transocean Sedco Forex, Inc.	1,877,837
		TOTAL	18,268,473
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Financials--13.3%
26,300		Ace, Ltd.	$1,136,686
55,700		Allstate Corp.	3,241,740
34,700		American International Group, Inc.	1,927,585
1,000	[1]	Arcadia Financial Ltd. - Warrants	0
77,300		Bank of America Corp.	3,580,536
78,600		Bank of New York Co., Inc.	2,265,252
124,100		Citigroup, Inc.	5,846,351
25,300		Federal National Mortgage Association	1,498,772
21,800		Goldman Sachs Group, Inc.	2,125,500
99,200		J.P. Morgan Chase & Co.	3,546,400
27,800		Lehman Brothers Holdings, Inc.	2,563,160
136,800		MBNA Corp.	2,885,112
66,100		Merrill Lynch & Co., Inc.	3,586,586
79,300		Morgan Stanley	3,882,528
46,100		Wachovia Corp.	2,339,575
54,400		Wells Fargo & Co.	3,286,304
		TOTAL	43,712,087
		Healthcare--7.9%
56,900		Abbott Laboratories	2,744,856
71,400		Baxter International, Inc.	2,634,660
19,650	[1]	Biogen Idec, Inc.	768,315
8,000	[1]	Genentech, Inc.	634,000
20,800		HCA, Inc.	1,123,200
40,825		Johnson & Johnson	2,739,357
43,000		McKesson HBOC, Inc.	1,731,610
76,000		Medtronic, Inc.	4,085,000
46,000		Merck & Co., Inc.	1,492,240
140,300		Pfizer, Inc.	3,914,370
93,000		Wyeth	4,033,410
		TOTAL	25,901,018
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Industrials--6.7%
44,700		3M Co.	$3,426,255
24,900		Caterpillar, Inc.	2,343,339
296,700		General Electric Co.	10,823,616
117,400		Tyco International Ltd.	3,396,382
70,400		Waste Management, Inc.	2,076,096
		TOTAL	22,065,688
		Information Technology--13.2%
66,800		Analog Devices, Inc.	2,476,944
396,600	[1]	Applied Materials, Inc.	6,508,206
75,600	[1]	BMC Software, Inc.	1,286,712
244,900	[1]	Cisco Systems, Inc.	4,746,162
67,800	[1]	Dell, Inc.	2,704,542
254,400	[1]	EMC Corp. Mass	3,576,864
160,800		Intel Corp.	4,330,344
35,600		International Business Machines Corp.	2,689,580
66,200	[1]	KLA-Tencor Corp.	3,006,142
43,600	[1]	Lam Research Corp.	1,337,648
225,600		Microsoft Corp.	5,820,480
285,000	[1]	Oracle Corp.	3,653,700
58,900	[1]	Siebel Systems, Inc.	543,058
30,500	[1]	Symantec Corp.	689,605
		TOTAL	43,369,987
		Materials--1.4%
75,600		Alcoa, Inc.	2,048,760
52,000		Du Pont (E.I.) de Nemours & Co.	2,418,520
		TOTAL	4,467,280
		Telecommunication Services--2.6%
105,000		BellSouth Corp.	2,809,800
146,000		SBC Communications, Inc.	3,413,480
59,500		Verizon Communications	2,105,110
13,400		Vodafone Group PLC, ADR	337,412
		TOTAL	8,665,802
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Utilities--0.6%
81,800		NiSource, Inc.	$1,971,380
440	[1]	NRG Energy, Inc.	15,730
		TOTAL	1,987,110
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,229,812)	225,061,507
		ASSET-BACKED SECURITIES--0.1%
$198,209	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 2/15/2029	200,191
237,464		Residential Asset Mortgage Pro 2003RS11 AIIB, 12/25/2033	237,725
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $435,581)	437,916
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
943,970		Federal National Mortgage Association REMIC 2002-52 FG, 3.590%, 9/25/2032	953,691
750,006		Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045	729,884
13,310	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027	10,494
404,651		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033	406,658
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,115,961)	2,100,727
		CORPORATE BONDS--9.0%
		Basic Industry - Chemicals--0.0%
80,000		Albemarle Corp., Sr. Note, 5.1%, 2/1/2015	79,301
		Basic Industry - Metals & Mining--0.1%
80,000		Alcan, Inc., 5%, 6/1/2015	79,808
100,000		Inco Ltd., 5.7%, 10/15/2015	102,871
120,000		Newmont Mining Corp., 5.875%, 4/1/2035	121,756
100,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	106,229
		TOTAL	410,664
		Basic Industry - Paper--0.2%
70,000		International Paper Co., 5.5%, 1/15/2014	72,017
200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	227,202
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	155,250
275,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	318,802
		TOTAL	773,271
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.3%
$250,000		General Electric Co., Note, 5%, 2/1/2013	$257,805
250,000		Kennametal, Inc., 7.2%, 6/15/2012	278,648
250,000	[2,3]	Tyco International Group, 4.436%, 6/15/2007	251,155
20,000		Tyco International Group, Company Guarantee, 6.875%, 1/15/2029	23,684
250,000		Tyco International Group, Note, 5.8%, 8/1/2006	255,033
		TOTAL	1,066,325
		Communications - Media & Cable--0.6%
100,000		Comcast Corp., 7.05%, 3/15/2033	119,745
200,000		Continental Cablevision, Sr. Note, 8.3%, 5/15/2006	208,090
110,000	[2,3]	Cox Communications, Inc., 4.625%, 1/15/2010	109,451
120,000	[2,3]	Cox Communications, Inc., 5.45%, 12/15/2014	121,824
750,000		Cox Communications, Inc., 7.75%, 8/15/2006	778,628
230,000	[2,3]	Grupo Televisa S.A., 6.625%, 3/18/2025	230,623
250,000		Lenfest Communication, Inc., Sr. Note, 8.375%, 11/1/2005	255,998
		TOTAL	1,824,359
		Communications - Media Noncable--0.4%
500,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	537,081
250,000		Clear Channel Communication, 3.125%, 2/1/2007	242,904
130,000		New York Times Co., 4.5%, 3/15/2010	130,904
100,000		New York Times Co., 5%, 3/15/2015	102,306
300,000		Univision Communications, Sr. Note, 3.5%, 10/15/2007	294,957
		TOTAL	1,308,152
		Communications - Telecom Internet--0.0%
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/1/2009	52,250
		Communications - Telecom Wireless--0.2%
250,000		AT&T Wireless Services, Sr. Note, 7.35%, 3/1/2006	256,290
500,000		Sprint Capital Corp., 7.125%, 1/30/2006	510,137
		TOTAL	766,427
		Communications - Telecom Wirelines--0.4%
100,000		BellSouth Corp., 5.2%, 9/15/2014	102,500
150,000		Citizens Communications, 9%, 8/15/2031	153,750
250,000		Citizens Communications, Unsecd. Note, 9.25%, 5/15/2011	278,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines - continued
$100,000		Deutsche Telekom Interna, 5.25%, 7/22/2013	$103,463
100,000		SBC Communications, Inc., 5.1%, 9/15/2014	101,612
200,000		Telefonos de Mexico, Note, 4.5%, 11/19/2008	198,294
400,000		Verizon Global Funding, 7.75%, 6/15/2032	510,044
		TOTAL	1,447,788
		Consumer Cyclical - Automotive--0.5%
250,000		DaimlerChrysler N.A., 6.5%, 11/15/2013	266,155
250,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	242,051
100,000		General Motors Acceptance, 4.5%, 7/15/2006	98,118
500,000		General Motors Acceptance, 7.5%, 7/15/2005	501,175
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	430,387
250,000		General Motors Corp., Note, 8.375%, 7/15/2033	191,944
		TOTAL	1,729,830
		Consumer Cyclical - Entertainment--0.2%
300,000		AOL Time Warner, Inc., Bond, 7.7%, 5/1/2032	379,320
300,000		Carnival Corp., 3.75%, 11/15/2007	297,435
20,000		International Speedway C, 4.2%, 4/15/2009	19,808
80,000		International Speedway C, 5.4%, 4/15/2014	83,106
		TOTAL	779,669
		Consumer Cyclical - Retailers--0.3%
500,000		CVS Corp., 5.625%, 3/15/2006	507,145
246,706	[2,3]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	255,396
90,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	82,305
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	244,685
		TOTAL	1,089,531
		Consumer Non-Cyclical Food/Beverage--0.2%
75,000		Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006	73,978
500,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	504,160
		TOTAL	578,138
		Consumer Non-Cyclical Healthcare--0.1%
260,000		Boston Scientific Corp., 5.45%, 6/15/2014	274,193
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.1%
$100,000		Pharmacia Corp., Sr. Deb., 6.5%, 12/1/2018	$116,352
100,000		Wyeth, Unsecd. Note, 5.5%, 2/1/2014	104,742
		TOTAL	221,094
		Consumer Non-Cyclical Supermarkets--0.1%
250,000		Kroger Co., 7.5%, 4/1/2031	293,237
		Consumer Non-Cyclical Tobacco--0.1%
65,000		Altria Group, Inc., 5.625%, 11/4/2008	67,261
70,000		Philip Morris, Note, 6.375%, 2/1/2006	70,987
		TOTAL	138,248
		Energy - Independent--0.1%
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	43,875
120,000		Canadian Natural Resource, 4.9%, 12/1/2014	119,630
157,890	[2,3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	153,330
		TOTAL	316,835
		Energy - Integrated--0.3%
250,000		Conoco, Inc., 5.45%, 10/15/2006	255,165
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	553,140
35,000		Petro-Canada, Deb., 7%, 11/15/2028	41,999
100,000	[2,3]	Statoil ASA, 5.125%, 4/30/2014	104,143
		TOTAL	954,447
		Energy - Oil Field Services--0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	60,787
		Energy - Refining--0.1%
300,000		Valero Energy Corp., 7.5%, 4/15/2032	359,418
		Financial Institution - Banking--1.1%
78,000,000		Bk Nederlandse Gemeenten, Sr. Unsub., 0.8%, 9/22/2008	733,502
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	342,498
750,000		Firstbank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	757,489
160,000		HSBC Finance Corp., 4.75%, 4/15/2010	161,957
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/1/2009	64,972
250,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	256,930
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$250,000		Marshall & Ilsley Bank, Sr. Note, 4.4%, 3/15/2010	$250,988
477,778	[2,3]	Regional Diversified Funding, 9.25%, 3/15/2030	586,123
120,000		Union Planters Corp., 4.375%, 12/1/2010	120,116
100,000		US BANK N.A., 6.3%, 2/4/2014	112,764
100,000		US Banc Cap I, Company Guarantee, 8.27%, 12/15/2026	109,417
210,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	212,621
		TOTAL	3,709,377
		Financial Institution - Brokerage--0.5%
190,000		Amvescap PLC, Note, 4.5%, 12/15/2009	186,789
250,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	240,802
500,000	[2,3]	FMR Corp., 4.75%, 3/1/2013	499,260
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	272,325
250,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	290,018
250,000		Morgan Stanley Group, Inc., 5.3%, 3/1/2013	258,435
		TOTAL	1,747,629
		Financial Institution - Finance Noncaptive--0.3%
345,000	[2,3]	Berkshire Hathaway, Inc., 4.85%, 1/15/2015	343,637
250,000		Capital One Financial, Note, 7.125%, 8/1/2008	267,711
30,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	33,598
220,000		SLM Corp., Floating Rate Note, 12/15/2014	216,150
		TOTAL	861,096
		Financial Institution - Insurance - Life--1.2%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	543,780
1,250,000		Delphi Funding, 9.31%, 3/25/2027	1,371,875
750,000	[2,3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	864,300
300,000	[2,3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	351,159
750,000	[2,3]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	880,410
		TOTAL	4,011,524
		Financial Institution - Insurance - P&C--0.1%
250,000	[2,3]	MBIA Global Funding LLC, 2.875%, 11/30/2006	245,183
100,000	[2,3]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	101,682
		TOTAL	346,865
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.1%
$45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	$49,146
250,000		Simon Property Group, Inc, 6.35%, 8/28/2012	271,268
		TOTAL	320,414
		Municipal Services--0.1%
140,000	[2,3]	Army Hawaii Family Housing, 5.524%, 6/15/2050	148,144
		Sovereign--0.2%
300,000		KFW-Kredit Wiederaufbau, 2.7%, 3/1/2007	293,895
175,000		United Mexican States, 6.625%, 3/3/2015	191,888
		TOTAL	485,783
		State/Provincial--0.2%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/1/2006	496,236
		Technology--0.1%
200,000		Deluxe Corp., 5.125%, 10/1/2014	192,604
200,000		First Data Corp., 4.7%, 8/1/2013	201,592
		TOTAL	394,196
		Transportation - Airlines--0.1%
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	305,834
		Transportation - Railroads--0.2%
140,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	149,322
100,000		Burlington Northern Sant, 4.875%, 1/15/2015	101,079
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	220,360
100,000		Union Pacific Corp., 4.875%, 1/15/2015	100,170
		TOTAL	570,931
		Transportation - Services--0.1%
200,000		FedEx Corp., Note, 2.65%, 4/1/2007	194,942
		Utility - Electric--0.4%
200,000		Alabama Power Co., 2.8%, 12/1/2006	196,574
105,000		American Electric Power C, Note, 6.125%, 5/15/2006	107,216
250,000		Consolidated Natural Gas, 5%, 12/1/2014	252,233
300,000		FirstEnergy Corp., 5.5%, 11/15/2006	305,538
120,000		MidAmerican Energy Co., 4.65%, 10/1/2014	119,536
130,000		Pacific Gas & Electric C, 6.05%, 3/1/2034	143,802
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.2%, 3/1/2011	99,061
100,000		Scottish Power PLC, 4.91%, 3/15/2010	101,071
		TOTAL	1,325,031
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas Pipelines--0.0%
$100,000		Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%, 3/15/2035	$100,407
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,673,124)	29,542,373
		GOVERNMENT AGENCIES--1.5%
1,000,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,051,260
375,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	463,118
3,000,000		Federal National Mortgage Association, 4.250%, 5/15/2009	3,030,690
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	504,585
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,953,426)	5,049,653
		GOVERNMENTS/AGENCIES--0.4%
350,000		Germany, Government of, Bond, 3.75%, 1/4/2009	449,908
85,000,000		Italy, Series INTL, 0.65%, 3/20/2009	796,666
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,079,243)	1,246,574
		MORTGAGE-BACKED SECURITIES--0.0%
15,004		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	15,615
5,596		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	5,851
8,644		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	9,838
5,241		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	5,631
2,752		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	2,893
9,084		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	9,364
6,727		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	7,119
967		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	1,037
4,190		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	4,447
2,448		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	2,644
2,873		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	3,026
6,004		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	6,530
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,816)	73,995
		U.S. TREASURY--5.0%
3,542,280		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	3,546,708
6,000,000	[4]	United States Treasury Bill, 6/23/2005	5,990,063
1,650,000		United States Treasury Bond, 12.750%, 11/15/2010	1,720,389
1,500,000		United States Treasury Bond, 6.250%, 8/15/2023	1,848,990
1,500,000		United States Treasury Note, 3.500%, 2/15/2010	1,484,055
500,000		United States Treasury Note, 4.000%, 2/15/2014	501,250
750,000		United States Treasury Note, 4.000%, 2/15/2015	748,358
Principal Amount or Shares			Value
		U.S. TREASURY--continued
$35,000		United States Treasury Note, 4.375%, 8/15/2012	$36,378
300,000		United States Treasury Note, 4.750%, 5/15/2014	317,016
35,000		United States Treasury Note, 4.875%, 2/15/2012	37,193
40,000		United States Treasury Note, 5.000%, 2/15/2011	42,481
		TOTAL U.S. TREASURY (IDENTIFIED COST $16,144,029)	16,272,881
		MUTUAL FUNDS--10.8% [5]
115,555		Emerging Markets Fixed Income Core Fund	1,954,880
263,992		Federated International Capital Appreciation Fund, Class A	2,492,080
2,411,017		Federated Mortgage Core Portfolio	24,447,713
950,656		High Yield Bond Portfolio	6,407,417
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $33,837,657)	35,302,090
		REPURCHASE AGREEMENT--4.9%
$16,180,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $16,181,384 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	16,180,000
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $296,718,649) [6]	331,267,716
		OTHER ASSETS AND LIABILITIES - NET--(0.8)%	(2,722,891)
		TOTAL NET ASSETS--100%	$328,544,825

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $5,456,505 which represents 1.7% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At May 31, 2005, these securities amounted to $5,446,011 which represents 1.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $296,728,451.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $35,302,090 of investments in affiliated issuers (Note 5) (identified cost $296,718,649)		$331,267,716
Cash		2,344
Cash denominated in foreign currencies (cost of $128,869)		130,842
Income receivable		970,922
Receivable for investments sold		3,969,255
Receivable for shares sold		641,868
TOTAL ASSETS		336,982,947
Liabilities:
Payable for investments purchased	$6,870,514
Payable for shares redeemed	1,102,191
Income distribution payable	74,650
Payable for distribution services fee (Note 5)	62,059
Payable for shareholder services fee (Note 5)	130,780
Payable for daily variation margin	16,000
Accrued expenses	181,928
TOTAL LIABILITIES		8,438,122
Net assets for 17,699,616 shares outstanding		$328,544,825
Net Assets Consist of:
Paid-in capital		$298,637,285
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions		34,534,593
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(4,402,383)
Distributions in excess of net investment income		(224,670)
TOTAL NET ASSETS		$328,544,825

Statement of Assets and Liabilities-continued

May 31, 2005 (unaudited)

Net Asset Value, Offering Price, and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($230,149,798 ÷ 12,391,998 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$18.57
Offering price per share (100/94.50 of $18.57) [1]	$19.65
Redemption proceeds per share	$18.57
Class B Shares:
Net asset value per share ($68,854,164 ÷ 3,711,341 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$18.55
Offering price per share	$18.55
Redemption proceeds per share (94.50/100 of $18.55) [1]	$17.53
Class C Shares:
Net asset value per share ($29,160,275 ÷ 1,575,805 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$18.51
Offering price per share (100/99.00 of $18.50) [1]	$18.70
Redemption proceeds per share (99.00/100 of $18.50) [1]	$18.32
Class K Shares:
Net asset value per share ($380,588 ÷ 20,472 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$18.59
Offering price per share	$18.59
Redemption proceeds per share	$18.59

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $936,438 received from affiliated issuers) (Note 5)		$3,089,863
Interest		1,408,880
Investment income allocated from affiliated partnership (Note 5)		103,844
TOTAL INCOME		4,602,587
Expenses:
Investment adviser fee (Note 5)	$1,130,884
Administrative personnel and services fee (Note 5)	133,968
Custodian fees	12,567
Transfer and dividend disbursing agent fees and expenses-- Class A Shares	158,320
Transfer and dividend disbursing agent fees and expenses-- Class B Shares	47,422
Transfer and dividend disbursing agent fees and expenses-- Class C Shares	13,677
Transfer and dividend disbursing agent fees and expenses-- Class K Shares	326
Directors'/Trustees' fees	6,620
Auditing fees	17,738
Legal fees	5,705
Portfolio accounting fees	61,662
Distribution services fee--Class B Shares (Note 5)	267,663
Distribution services fee--Class C Shares (Note 5)	104,006
Distribution services fee--Class K Shares (Note 5)	517
Shareholder services fee--Class A Shares (Note 5)	288,355
Shareholder services fee--Class B Shares (Note 5)	89,221
Shareholder services fee--Class C Shares (Note 5)	34,429
Share registration costs	29,038
Printing and postage	35,080
Insurance premiums	5,121
Taxes	11,262
Miscellaneous	5,831
EXPENSES BEFORE ALLOCATION	2,459,412
Expenses allocated from partnership (Note 5)	734
TOTAL EXPENSES	2,460,146

Statement of Operations-continued

Six Months Ended May 31, 2005 (unaudited)

Waivers, Reimbursements, and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(745)
Waiver of administrative personnel and services fee (Note 5)	(5,896)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(168)
Fees paid indirectly from directed broker arrangements	(3,692)
TOTAL WAIVER, REIMBURSEMENTS, AND EXPENSE REDUCTION		$(10,501)
Net expenses			$2,449,645
Net investment income			2,152,942
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $279,641 on sales of investments in affiliated issuers (Note 5)			1,293,823
Net realized gain allocated from partnership			57,622
Net increase due to reimbursement from Adviser (Note 5)			13,304
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			1,963,068
Net realized and unrealized gain on investments, foreign currency and futures contracts			3,327,817
Change in net assets resulting from operations			$5,480,759

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,152,942	$4,944,341
Net realized gain on investments, including allocation from partnership, foreign currency transactions and futures contracts	1,351,445	10,616,794
Net increase due to reimbursement from Adviser (Note 5)	13,304	--
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,963,068	8,649,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,480,759	24,210,860
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,632,383)	(4,667,324)
Class B Shares	(222,978)	(922,174)
Class C Shares	(96,339)	(342,172)
Class K Shares	(1,585)	(616)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,953,285)	(5,932,286)
Share Transactions:
Proceeds from sale of shares	26,165,620	76,616,248
Net asset value of shares issued to shareholders in payment of distributions declared	1,803,759	5,441,326
Cost of shares redeemed	(41,059,323)	(89,194,830)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,089,944)	(7,137,256)
Change in net assets	(9,562,470)	11,141,318
Net Assets:
Beginning of period	338,107,295	326,965,977
End of period (including distributions in excess of net investment income of $(224,670) and $(424,327), respectively)	$328,544,825	$338,107,295

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2005, the Fund had no realized gains on future contracts.

At May 31, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2005	20 S&P 500 Index Futures	Long	$(16,000)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at May 31, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027	2/4/1998	$12,174

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	941,090	$17,534,541	3,012,983	$54,649,834
Shares issued to shareholders in payment of distributions declared	81,308	1,520,941	237,861	4,326,049
Shares redeemed	(1,547,162)	(28,812,668)	(3,380,335)	(60,894,926)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(524,764)	$(9,757,186)	(129,491)	$(1,919,043)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	194,486	$3,610,716	826,006	$14,865,982
Shares issued to shareholders in payment of distributions declared	10,588	197,820	45,002	819,238
Shares redeemed	(519,116)	(9,643,268)	(1,017,579)	(18,276,666)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(314,042)	$(5,834,732)	(146,571)	$(2,591,446)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	252,909	$4,683,191	390,136	$7,035,438
Shares issued to shareholders in payment of distributions declared	4,477	83,413	16,260	295,427
Shares redeemed	(139,676)	(2,583,613)	(556,838)	(10,020,595)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	117,710	$2,182,991	(150,442)	$(2,689,730)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	17,926	$337,172	3,616	$64,994
Shares issued to shareholders in payment of distributions declared	85	1,585	33	612
Shares redeemed	(1,060)	(19,774)	(143)	(2,643)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	16,951	$318,983	3,506	$62,963
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(704,145)	$(13,089,944)	(422,998)	$(7,137,256)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $296,728,451. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and any unrealized depreciation from futures contracts was $34,539,265. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,528,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,988,781.

At November 30, 2004, the Fund had a capital loss carryforward of $5,184,479 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,628,480
2010	$1,555,999

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$103,844
Federated Mortgage Core Portfolio	$662,746
High-Yield Bond Portfolio	$273,672
Prime Value Obligations Fund	$20

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $13,638 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $17,376 in sales charges from the sale of Class A Shares. FSC also retained $1,044 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $32,218 of fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $3,692 under these arrangements.

Other

For the six months ended May 31, 2005, the Fund's Adviser made a voluntary contribution to the Fund of $13,304 for losses on investments inadvertently sold by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended May 31, 2005, were as follows:

Purchases	$42,600,277
Sales	$60,775,894

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment
                  Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Stock and Bond Fund, Inc.

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer

Date              July 15, 2005

By                /S/Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005